UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 30, 2012

Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      SIR Capital Management, L.P.

Address:   620 Eighth Avenue
           22nd Floor
           New York, New York 10018


Form 13F File Number: 028-13426


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ben Fooshee
Title:  Chief Operating Officer
Phone:  (212) 993-7090

Signature,  Place,  and  Date  of  Signing:

                                   New York, NY                     May 15, 2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              63

Form 13F Information Table Value Total:  $      665,150
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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                                                  FORM 13F INFORMATION TABLE


          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5          COLUMN 6     COLUMN 7       COLUMN 8
------------------------------ ------------- --------- -------------- ----------------- ------------ -------------- ---------------
NAME OF ISSUER               TITLE OF CLASS    CUSIP    VALUE    SHRS OR  SH/  PUT/    INVESTMENT     OTHER     SOLE    SHARED NONE
                                                       (X$1000)  PRN AMT  PRN  CALL    DISCRETION    MANAGERS
------------------------------ ------------- --------- -------------- ----------------- ------------ -------------- ---------------
AIR PRODS & CHEMS INC        COM             009158106    2,010    21,900  SH             SOLE                   21,900
ANADARKO PETE CORP           COM             032511107   29,812   380,550  SH             SOLE                  380,550
ATWOOD OCEANICS INC          COM             050095108    1,818    40,500  SH             SOLE                   40,500
BONANZA CREEK ENERGY INC     COM             097793103      538    24,600  SH             SOLE                   24,600
CAMERON INTERNATIONAL CORP   COM             13342B105    9,710   183,800  SH             SOLE                  183,800
CANADIAN NAT RES LTD         COM             136385101   34,887 1,051,450  SH             SOLE                1,051,450
CELANESE CORP                COM SER A       150870103    4,535    98,200  SH             SOLE                   98,200
CHEVRON CORP NEW             COM             166764100   24,514   228,650  SH             SOLE                  228,650
CHICAGO BRIDGE & IRON CO N V N Y REGISTRY SH 167250109   14,153   327,700  SH             SOLE                  327,700
CGG VERITAS                  SPONSORED ADR   204386106      342    11,500  SH             SOLE                   11,500
COBALT INTL ENERGY INC       COM             19075F106   19,614   653,135  SH             SOLE                  653,135
COMSTOCK RES INC             COM NEW         205768203    6,598   416,800  SH             SOLE                  416,800
CONSOL ENERGY INC            COM             20854P109    8,252   242,000  SH             SOLE                  242,000
CSX CORP                     COM             126408103    1,444    67,100  SH             SOLE                   67,100
CYTEC INDS INC               COM             232820100    3,331    54,800  SH             SOLE                   54,800
DEVON ENERGY CORP NEW        COM             25179M103   27,509   386,800  SH             SOLE                  386,800
DIAMOND OFFSHORE DRILLING IN COM             25271C102    1,549    23,200  SH             SOLE                   23,200
DRIL-QUIP INC                COM             262037104    4,233    65,100  SH             SOLE                   65,100
DU PONT E I DE NEMOURS & CO  COM             263534109    3,862    73,000  SH             SOLE                   73,000
EASTMAN CHEM CO              COM             277432100    2,491    48,200  SH             SOLE                   48,200
ENERGEN CORP                 COM             29265N108   11,560   235,200  SH             SOLE                  235,200
ENSCO PLC                    SPONSORED ADR   29358Q109   27,726   523,830  SH             SOLE                  523,830
EOG RES INC                  COM             26875P101   27,603   248,450  SH             SOLE                  248,450
EQT CORP                     COM             26884L109    3,061    63,500  SH             SOLE                   63,500
FLUOR CORP NEW               COM             343412102    4,395    73,200  SH             SOLE                   73,200
GOODRICH PETE CORP           COM NEW         382410405    1,830    96,199  SH             SOLE                   96,199
GULFMARK OFFSHORE INC        CL A            402629208      248     5,400  SH             SOLE                    5,400
GULFPORT ENERGY CORP         COM NEW         402635304    1,340    46,000  SH             SOLE                   46,000
HELMERICH & PAYNE INC        COM             423452101   16,174   299,800  SH             SOLE                  299,800
HERCULES OFFSHORE INC        COM             427093109      252    53,300  SH             SOLE                   53,300
HESS CORP                    COM             42809H107   30,409   515,850  SH             SOLE                  515,850
HOLLYFRONTIER CORP           COM             436106108    7,787   242,200  SH             SOLE                  242,200
KBR INC                      COM             48242W106    2,869    80,700  SH             SOLE                   80,700
KEY ENERGY SVCS INC          COM             492914106   11,574   749,100  SH             SOLE                  749,100
KODIAK OIL & GAS CORP        COM             50015Q100    3,175   318,786  SH             SOLE                  318,786
LONE PINE RES INC            COM             54222A106      268    41,200  SH             SOLE                   41,200
LYONDELLBASELL INDUSTRIES N  SHS - A -       N53745100    2,004    45,900  SH             SOLE                   45,900
MARATHON OIL CORP            COM             565849106   19,248   607,200  SH             SOLE                  607,200
MARATHON PETE CORP           COM             56585A102    4,125    95,144  SH             SOLE                   95,144
MASTEC INC                   COM             576323109    1,576    87,118  SH             SOLE                   87,118
NATIONAL OILWELL VARCO INC   COM             637071101   24,127   303,600  SH             SOLE                  303,600
NISOURCE INC                 COM             65473P105    4,088   167,900  SH             SOLE                  167,900
NOBLE CORPORATION BAAR       NAMEN -AKT      H5833N103   38,041 1,015,250  SH             SOLE                1,015,250
OCCIDENTAL PETE CORP DEL     COM             674599105   27,026   283,800  SH             SOLE                  283,800
OCEANEERING INTL INC         COM             675232102   12,486   231,700  SH             SOLE                  231,700
OIL STS INTL INC             COM             678026105   17,540   224,700  SH             SOLE                  224,700
PACIFIC DRILLING SA LUXEMBOU REG SHS         L7257P106    4,395   434,300  SH             SOLE                  434,300
PEABODY ENERGY CORP          COM             704549104      501    17,300  SH             SOLE                   17,300
PETROLEUM DEV CORP           COM             716578109    7,315   197,230  SH             SOLE                  197,230
PPG INDS INC                 COM             693506107    7,377    77,000  SH             SOLE                   77,000
QUANTA SVCS INC              COM             74762E102    2,495   119,400  SH             SOLE                  119,400
RANGE RES CORP               COM             75281A109    6,831   117,500  SH             SOLE                  117,500
SM ENERGY CO                 COM             78454L100   30,265   427,650  SH             SOLE                  427,650
STONE ENERGY CORP            COM             861642106    7,076   247,497  SH             SOLE                  247,497
SUNCOR ENERGY INC NEW        COM             867224107   55,155 1,686,700  SH             SOLE                1,686,700
SUPERIOR ENERGY SVCS INC     COM             868157108    3,775   143,200  SH             SOLE                  143,200
SWIFT ENERGY CO              COM             870738101   12,898   444,298  SH             SOLE                  444,298
TRANSOCEAN LTD               REG SHS         H8817H100    1,986    36,300  SH             SOLE                   36,300
W & T OFFSHORE INC           COM             92922P106      323    15,300  SH             SOLE                   15,300
WALTER ENERGY INC            COM             93317Q105    5,726    96,700  SH             SOLE                   96,700
WHITING PETE CORP NEW        COM             966387102    5,924   109,100  SH             SOLE                  109,100
WILLIAMS COS INC DEL         COM             969457100    4,640   150,600  SH             SOLE                  150,600
WPX ENERGY INC               COM             98212B103    6,734   373,900  SH             SOLE                  373,900
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